Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠

April 30, 2021

RW40-QTLY-0621
1.867274.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	44,959	$556,149
Fidelity Series Blue Chip Growth Fund (a)	47,365	870,101
Fidelity Series Commodity Strategy Fund (a)	342,172	1,816,932
Fidelity Series Growth Company Fund (a)	88,930	2,216,132
Fidelity Series Intrinsic Opportunities Fund (a)	102,176	2,281,579
Fidelity Series Large Cap Stock Fund (a)	103,094	1,987,658
Fidelity Series Large Cap Value Index Fund (a)	48,591	742,471
Fidelity Series Opportunistic Insights Fund (a)	52,905	1,145,916
Fidelity Series Small Cap Discovery Fund (a)	16,284	247,522
Fidelity Series Small Cap Opportunities Fund (a)	44,437	819,862
Fidelity Series Stock Selector Large Cap Value Fund (a)	113,462	1,692,854
Fidelity Series Value Discovery Fund (a)	78,084	1,300,878
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,141,322)		15,678,054

International Equity Funds - 22.0%
Fidelity Series Canada Fund (a)	58,409	776,258
Fidelity Series Emerging Markets Fund (a)	55,775	662,044
Fidelity Series Emerging Markets Opportunities Fund (a)	228,541	5,939,769
Fidelity Series International Growth Fund (a)	113,547	2,123,325
Fidelity Series International Small Cap Fund (a)	32,022	699,675
Fidelity Series International Value Fund (a)	192,262	2,124,497
Fidelity Series Overseas Fund (a)	161,582	2,129,652
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,317,054)		14,455,220

Bond Funds - 42.0%
Fidelity Series Emerging Markets Debt Fund (a)	39,183	361,269
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	11,636	119,034
Fidelity Series Floating Rate High Income Fund (a)	7,706	71,053
Fidelity Series High Income Fund (a)	43,933	415,168
Fidelity Series Inflation-Protected Bond Index Fund (a)	493,801	5,372,554
Fidelity Series International Credit Fund (a)	1,182	11,824
Fidelity Series Investment Grade Bond Fund (a)	1,649,241	19,147,695
Fidelity Series Long-Term Treasury Bond Index Fund (a)	225,444	1,819,337
Fidelity Series Real Estate Income Fund (a)	22,004	248,866
TOTAL BOND FUNDS
(Cost $26,908,579)		27,566,800

Short-Term Funds - 12.1%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	6,555,758	6,555,758
Fidelity Series Short-Term Credit Fund (a)	131,690	1,340,599
TOTAL SHORT-TERM FUNDS
(Cost $7,873,059)		7,896,357
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,240,014)		65,596,431
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,364)
NET ASSETS - 100%		$65,595,067

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$439,010	$196,958	$177,068	$59,269	$(3,357)	$100,606	$556,149
Fidelity Series Blue Chip Growth Fund	766,761	477,740	391,799	251,438	47,248	(29,849)	870,101
Fidelity Series Canada Fund	569,293	215,817	194,490	13,546	4,707	180,931	776,258
Fidelity Series Commodity Strategy Fund	1,239,137	691,769	524,064	5,974	872	409,218	1,816,932
Fidelity Series Emerging Markets Debt Fund	311,907	112,955	64,736	11,376	(1,270)	2,413	361,269
Fidelity Series Emerging Markets Debt Local Currency Fund	--	130,158	11,915	1,545	(123)	914	119,034
Fidelity Series Emerging Markets Fund	498,467	182,884	153,994	8,323	1,900	132,787	662,044
Fidelity Series Emerging Markets Opportunities Fund	4,540,532	1,729,808	1,451,935	156,911	48,524	1,072,840	5,939,769
Fidelity Series Floating Rate High Income Fund	67,440	22,814	22,848	2,251	(334)	3,981	71,053
Fidelity Series Government Money Market Fund 0.07%	4,814,731	3,057,753	1,316,726	5,192	--	--	6,555,758
Fidelity Series Growth Company Fund	1,759,299	1,126,715	811,496	489,725	76,217	65,397	2,216,132
Fidelity Series High Income Fund	352,851	123,250	72,011	15,280	245	10,833	415,168
Fidelity Series Inflation-Protected Bond Index Fund	3,939,180	1,849,029	538,593	56,546	(61)	122,999	5,372,554
Fidelity Series International Credit Fund	11,561	739	--	711	--	(476)	11,824
Fidelity Series International Growth Fund	1,715,032	947,011	638,835	273,513	12,085	88,032	2,123,325
Fidelity Series International Small Cap Fund	507,051	160,397	127,655	5,253	4,247	155,635	699,675
Fidelity Series International Value Fund	1,709,824	643,337	732,238	53,496	(8,306)	511,880	2,124,497
Fidelity Series Intrinsic Opportunities Fund	1,784,339	753,323	1,048,305	84,917	55,594	736,628	2,281,579
Fidelity Series Investment Grade Bond Fund	14,059,713	8,394,003	2,370,641	816,166	(41,326)	(894,054)	19,147,695
Fidelity Series Large Cap Stock Fund	1,564,150	693,379	813,833	94,551	44,052	499,910	1,987,658
Fidelity Series Large Cap Value Index Fund	547,133	224,872	222,929	13,732	10,345	183,050	742,471
Fidelity Series Long-Term Treasury Bond Index Fund	1,145,352	1,233,231	188,889	120,150	(20,659)	(349,698)	1,819,337
Fidelity Series Opportunistic Insights Fund	903,672	507,593	331,285	156,498	14,154	51,782	1,145,916
Fidelity Series Overseas Fund	1,718,410	649,676	613,038	21,850	16,198	358,406	2,129,652
Fidelity Series Real Estate Income Fund	203,622	69,907	54,614	10,740	(195)	30,146	248,866
Fidelity Series Short-Term Credit Fund	1,072,739	410,180	133,627	18,468	715	(9,408)	1,340,599
Fidelity Series Small Cap Discovery Fund	194,377	67,360	103,008	5,356	4,144	84,649	247,522
Fidelity Series Small Cap Opportunities Fund	647,437	218,554	324,823	15,418	16,409	262,285	819,862
Fidelity Series Stock Selector Large Cap Value Fund	1,297,543	530,711	637,785	33,414	32,449	469,936	1,692,854
Fidelity Series Value Discovery Fund	985,378	405,257	469,054	25,030	20,135	359,162	1,300,878
	$49,365,941	$25,827,180	$14,542,234	$2,826,639	$334,609	$4,610,935	$65,596,431

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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